UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

CAN SLIMTM Select Growth Fund
ADVISED BY DUNCAN-HURST CAPITAL MANAGEMENT, L.P.
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005

      SHARES                                                        VALUE
      ------                                                        -----
               COMMON STOCKS - 97.9%
               BANKS - 0.8%
       6,170   Banco Bradesco S.A. - ADR                        $   179,856
                                                                -----------
               CAPITAL GOODS - 8.2%
       2,430   American Science & Engineering, Inc. (a)<F1>         151,559
       3,765   Ceradyne, Inc. (a)<F1>                               164,907
       7,210   Dynamic Materials Corp.                              216,444
       6,342   JLG Industries, Inc.                                 289,576
       5,812   Joy Global, Inc.                                     232,480
       8,620   Ladish Co., Inc. (a)<F1>                             192,657
       1,910   Middleby Corp. (a)<F1>                               165,215
       4,270   Precision Castparts Corp.                            221,229
       4,970   Raven Industries, Inc.                               143,384
                                                                -----------
                                                                  1,777,451
                                                                -----------
               COMMERCIAL SERVICES & SUPPLIES - 2.8%
       8,679   Barrett Business Services, Inc. (a)<F1>              216,888
       5,765   Gevity HR, Inc.                                      148,276
      21,340   On Assignment, Inc. (a)<F1>                          232,820
                                                                -----------
                                                                    597,984
                                                                -----------
               CONSUMER DURABLES & APPAREL - 0.5%
       2,675   Gildan Activewear, Inc. (a)<F1>(b)<F2>               114,624
                                                                -----------
               DIVERSIFIED FINANCIALS - 9.2%
       1,930   BlackRock, Inc. - Class A                            209,366
         626   Chicago Mercantile Exchange Holdings, Inc.           230,049
      10,130   E*Trade Financial Corp. (a)<F1>                      211,312
       5,303   GFI Group, Inc. (a)<F1>                              251,521
       7,267   Investment Technology Group, Inc. (a)<F1>            257,543
         860   Legg Mason, Inc.                                     102,933
       5,108   The Nasdaq Stock Market, Inc. (a)<F1>                179,700
       8,500   optionsXpress Holdings, Inc.                         208,675
      18,740   TradeStation Group, Inc. (a)<F1>                     232,001
       7,660   US Global Investors, Inc. - Class A (a)<F1>          106,091
                                                                -----------
                                                                  1,989,191
                                                                -----------
               ENERGY - 14.4%
       7,560   Arena Resources, Inc. (a)<F1>                        208,656
       3,760   Atlas America, Inc. (a)<F1>                          226,427
       5,724   Cal Dive International, Inc. (a)<F1>                 205,434
       4,720   Chesapeake Energy Corp.                              149,766
       3,225   Dril-Quip, Inc. (a)<F1>                              152,220
       2,630   EOG Resources, Inc.                                  192,963
       8,380   GMX Resources, Inc. (a)<F1>                          301,680
       4,090   Lufkin Industries, Inc.                              203,968
      12,070   Mitcham Industries, Inc. (a)<F1>                     210,863
       1,210   National Oilwell Varco, Inc. (a)<F1>                  75,867
       8,307   Range Resources Corp.                                218,806
       9,557   RPC, Inc.                                            251,732
       5,910   St. Mary Land & Exploration Co.                      217,547
       5,380   Tetra Technologies, Inc. (a)<F1>                     164,198
       1,335   Unit Corp. (a)<F1>                                    73,465
       2,630   Valero Energy Corp.                                  135,708
       2,685   XTO Energy, Inc.                                     117,979
                                                                -----------
                                                                  3,107,279
                                                                -----------
               FOOD BEVERAGE & TOBACCO - 1.4%
       3,715   Hansen Natural Corp. (a)<F1>                         292,779
                                                                -----------
               HEALTH CARE EQUIPMENT & SERVICES - 16.5%
       1,665   Aetna, Inc.                                          157,026
       1,892   Alcon, Inc. (a)<F1>(b)<F2>                           245,203
       2,345   Caremark Rx, Inc. (a)<F1>                            121,447
       2,775   Cerner Corp. (a)<F1>                                 252,275
       6,630   China Medical Technologies, Inc. - ADR (a)<F1>       211,165
       4,070   Computer Programs & Systems, Inc.                    168,620
       2,920   Express Scripts, Inc. (a)<F1>                        244,696
       5,230   Hologic, Inc. (a)<F1>                                198,322
       1,910   Intuitive Surgical, Inc. (a)<F1>                     223,986
       8,020   IRIS International, Inc. (a)<F1>                     175,317
       8,355   Meridian Bioscience, Inc.                            168,270
      10,100   Natus Medical, Inc. (a)<F1>                          163,014
       2,840   Palomar Medical Technologies, Inc. (a)<F1>            99,514
       3,580   Psychiatric Solutions, Inc. (a)<F1>                  210,289
       4,860   Radiation Therapy Services, Inc. (a)<F1>             171,607
       2,765   Resmed, Inc. (a)<F1>                                 105,927
       4,735   Somanetics Corp. (a)<F1>                             151,520
      11,475   Thoratec Corp. (a)<F1>                               237,418
      10,238   Vital Images, Inc. (a)<F1>                           267,724
                                                                -----------
                                                                  3,573,340
                                                                -----------
               INSURANCE - 0.5%
       2,160   W.R. Berkley Corp.                                   102,859
                                                                -----------
               MATERIALS - 5.3%
       2,980   Aluminum Corp. of China, Ltd. - ADR                  227,493
       4,100   Cia Vale do Rio Doce - ADR                           168,674
       1,325   Eagle Materials, Inc.                                162,127
       7,140   Royal Gold, Inc.                                     247,972
       5,268   Titanium Metals Corp. (a)<F1>                        333,254
                                                                -----------
                                                                  1,139,520
                                                                -----------
               PHARMACEUTICALS & BIOTECHNOLOGY - 2.2%
       4,847   Celgene Corp. (a)<F1>                                314,085
       2,240   United Therapeutics Corp. (a)<F1>                    154,829
                                                                -----------
                                                                    468,914
                                                                -----------
               REAL ESTATE - 0.6%
       2,030   C.B. Richard Ellis Group,Inc. - Class A (a)<F1>      119,466
                                                                -----------
               RETAILING - 8.1%
       3,850   Chico's FAS, Inc. (a)<F1>                            169,131
       2,870   Citi Trends, Inc. (a)<F1>                            122,520
       6,263   Coldwater Creek, Inc. (a)<F1>                        191,209
       6,920   Dress Barn, Inc. (a)<F1>                             267,181
       9,011   Guess o, Inc. (a)<F1>                                320,792
       6,400   Infosonics Corp. (a)<F1>                             103,936
       4,670   NutriSystem, Inc. (a)<F1>                            168,213
      16,400   PetMed Express, Inc. (a)<F1>                         232,388
       3,950   WESCO International, Inc. (a)<F1>                    168,784
                                                                -----------
                                                                  1,744,154
                                                                -----------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
       6,510   Diodes, Inc. (a)<F1>                                 202,135
       8,440   Intersil Corp. - Class A                             209,987
       4,475   Marvell Technology Group, Ltd. (a)<F1>(b)<F2>        251,003
       6,130   Microsemi Corp. (a)<F1>                              169,556
       5,640   Standard Microsystems Corp. (a)<F1>                  161,812
       6,546   Supertex, Inc. (a)<F1>                               289,660
                                                                -----------
                                                                  1,284,153
                                                                -----------
               SOFTWARE & SERVICES - 12.0%
      24,200   24/7 Real Media, Inc. (a)<F1>                        177,628
       7,579   Ansoft Corp. (a)<F1>                                 258,065
       9,480   aQuantive, Inc. (a)<F1>                              239,275
      10,925   Concur Technologies, Inc. (a)<F1>                    140,823
       7,957   Digital Insight Corp. (a)<F1>                        254,783
       2,225   Global Payments, Inc.                                103,707
         667   Google, Inc. - Class A (a)<F1>                       276,712
      15,565   The Knot, Inc. (a)<F1>                               178,064
       2,520   Quality Systems, Inc.                                193,435
       3,400   Satyam Computer Services, Ltd. - ADR                 124,406
       6,264   Talx Corp.                                           286,327
       8,470   Valueclick, Inc. (a)<F1>                             153,392
       7,870   VeriFone Holdings, Inc. (a)<F1>                      199,111
                                                                -----------
                                                                  2,585,728
                                                                -----------
               TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
       4,127   Apple Computer, Inc. (a)<F1>                         296,690
      13,905   CalAmp Corp. (a)<F1>                                 145,864
       4,830   Intergraph Corp. (a)<F1>                             240,582
       8,060   LoJack Corp. (a)<F1>                                 194,488
       4,670   M-Systems Flash Disk
                 Pioneers, Ltd. (a)<F1>(b)<F2>                      154,670
       9,430   Neoware Systems, Inc. (a)<F1>                        219,719
       7,490   Rackable Systems, Inc. (a)<F1>                       213,315
                                                                -----------
                                                                  1,465,328
                                                                -----------
               TELECOMMUNICATION SERVICES - 2.7%
       9,212   America Movil S.A. de C.V. - ADR                     269,543
       3,875   China Mobile Hong Kong, Ltd. - ADR                    93,155
       5,300   NII Holdings, Inc. (a)<F1>                           231,504
                                                                -----------
                                                                    594,202
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $20,314,262)                                21,136,828
                                                                -----------
               PREFERRED STOCKS - 4.0%
               BANKS - 2.3%
       8,545   Banco Itau Holding Financeira S.A. - ADR             205,251
      10,638   BanColombia S.A. - ADR                               306,693
                                                                -----------
                                                                    511,944
                                                                -----------
               MATERIALS - 0.5%
       6,492   Gerdau S.A. - ADR                                    108,287
                                                                -----------
               TRANSPORTATION - 1.2%
       9,020   GOL Linhas Aereas Inteligentes S.A. - ADR            254,454
                                                                -----------
               TOTAL PREFERRED STOCKS
               (Cost $746,192)                                      874,685
                                                                -----------
               SHORT-TERM INVESTMENTS - 2.4%
               MONEY MARKET INVESTMENT - 2.4%
     521,739   UMB Money Market Fiduciary                           521,739
                                                                -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $521,739)                                      521,739
                                                                -----------
               TOTAL INVESTMENTS IN SECURITIES - 104.3%
               (Cost $21,582,193)                                22,533,252
               Liabilities in Excess of
                 Other Assets - (4.3)%                             (932,969)
                                                                -----------
               NET ASSETS - 100.0%                              $21,600,283
                                                                -----------
                                                                -----------
(a)<F1>   Non-income producing security.
(b)<F2>   U.S. Security of foreign company.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at 12/31/2005 was as follows*<F3>

Cost of investments                             $21,582,193
Gross unrealized appreciation                     1,345,248
                                                   (394,189)
                                                -----------
Gross unrealized depreciation                            --
Net unrealized appreciation                     $   951,059

*<F3> The Fund commenced operations on September 26, 2005 and has a fiscal year end of March 31, 2006. Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   -------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------------------
                              Robert M. Slotky, President

     Date  February 22, 2006
           ---------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  February 22, 2006
           ---------------------------------------------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkeis
                                   ---------------------------
                                   Eric W. Falkeis, Treasurer

     Date  February 23, 2006
           ---------------------------------------------------

*<F4> Print the name and title of each signing officer under his or her signature.